Condensed Consolidated Interim Statements of Cash Flows - CAD ($)	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from (used in) operating activities
Net loss	$ (1,558,454)	$ (9,358,988)
Add items not affecting cash
Share-based payments	790,478	1,115,134
Foreign exchange	(6,367,404)	922
Amortisation - pilot plant	201,636	3,613,127
Amortisation - intangible asset	48,152	48,152
Amortisation - office lease	45,471
Interest expense	4,768
Net changes in non-cash working capital items to operations:
Receivables	640,927	(55,713)
Prepaid expenses	546,004	(2,506,353)
Accounts payable and accrued liabilities	(1,200,199)	(315,230)
Net cash used in operating activities	(6,848,621)	(7,458,949)
Cash flows used in investing activities
Exploration and evaluation assets	(2,166,676)	(220,356)
Pilot plant	(98,708)	(560,057)
Commercial plant development	(2,315,994)
Net cash used in investing activities	(4,581,378)	(780,413)
Cash flows from financing activities
Share issuance costs		(187,296)
Exercise of warrants		3,162,316
Exercise of options	112,499	404,461
Lease payments	(43,811)
Net cash from financing activities	68,688	3,379,481
Effect of exchange rates on cash	6,365,856
Net change in cash	(4,995,455)	(4,859,881)
Cash, beginning of period	129,065,348	27,988,471
Cash, end of year	$ 124,069,893	$ 23,128,590